LOANS PAYABLE (Narrative) (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Oct. 06, 2023	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Repayments of loans payable			$ 159.6	$ 4.1
Loans payable balance			12.7	122.6	$ 8.5
Finance costs			14.5	1.5
Terronera Debt Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt face amount	$ 120.0
Proceeds from loans payable		$ 15.0
Repayments of loans payable			130.0	0.0
Loans payable balance		$ 135.0	5.0	114.7	0.0
Finance costs			6.3
Interest rate basis	The Debt Facility carries an interest rate equal to US Secured Overnight Financing Rate ("SOFR") + 4.50% per annum prior to of the Terronera Project. Following the completion of the Terronera project (as defined in the Debt Facility), the Debt Facility will carry an interest rate of SOFR + 3.75% per annum until the fifth anniversary of the loan, and SOFR + 4.25% from the fifth anniversary onwards.
Equipment Financing [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from loans payable			17.6
Repayments of loans payable			5.3	4.1
Loans payable balance			$ 7.7	7.9	8.5
Weighted-average interest rate			7.60%
Net book value of equipment pledged as security			$ 17.9	15.7
Kolpa Loans [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of loans payable			24.3	0.0
Loans payable balance			0.0	$ 0.0	$ 0.0
Early repayment fees			$ 0.7